Note 14 - Stock-based Compensation (Tables)	12 Months Ended
Oct. 31, 2018
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Life	Value

Options outstanding, October 31, 2016	1,529,704	$2.48	8.27	$-
Granted	227,280	17.50
Forfeited	(286,119)	2.74
Cancelled	(70,281)	2.48
Options outstanding, October 31, 2017	1,400,584	$4.86	7.41	$-
Granted	-	-
Forfeited	(141,024)	17.50
Cancelled	-	-
Options outstanding, October 31, 2018	1,259,560	$4.55	7.68	$-

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
	Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
	Number of	Remaining	Average	Number of	Average
Exercise Price	Options	Contractual Life	Exercise Price	Options	Exercise Price

$2.48	1,085,888	7.18	$2.48	609,368	$2.48
17.50	173,672	10.81	17.50	86,024	17.50
	1,259,560	5.74	$4.55	695,392	$4.34

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2017	2016
Risk-free interest rate	1.61%	1.05%	-	1.62%
Expected dividend yield	None		None
Expected volatility factor	45.37%	29.54%	-	35.27%
Expected option life (in years)	6.5	4	-	5
Actual forfeitures	None		0